EQUITY INCENTIVE PLANS (Tables)	12 Months Ended
Dec. 31, 2022
Equity Incentive Plans [Abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Number of stock options	Weighted average exercise price
		$
DECEMBER 31, 2020	7,075,000	1.19

Granted	310,000	2.10
Exercised	(1,350,000)	1.00

DECEMBER 31, 2021	6,035,000	1.28

Granted	2,181,000	2.03
Exercised	(91,666)	1.45

DECEMBER 31, 2022	8,124,334	1.48

Disclosure of stock options outstanding by exercise price [Table Text Block]

Stock options outstanding are as follows:

Stock options outstanding, by exercise price	Number of Stock options	Weighted average exercise price	Average remaining contractual life
		$	years
$0.75 - $0.90	1,900,000	0.87	1.43
$1.11 - $1.20	1,775,000	1.19	0.40
$1.41 - $1.66	1,958,334	1.63	2.60
$1.85 - $1.95	1,100,000	1.94	4.02
$2.10 - $2.22	1,391,000	2.19	4.04

DECEMBER 31, 2022	8,124,334	1.48	2.29

Disclosure of detailed information about share options valuation assumptions [Table Text Block]
Inputs and assumptions	Year Ended December 31, 2022	Year Ended December 31, 2021

Exercise price	$2.03	$2.10
Market price	$2.03	$2.10
Expected option term (years)	3.0	3.0
Expected stock price volatility	58.6%	62.1%
Average risk-free interest rate	1.46%	0.59%
Expected forfeiture rate	-	-
Expected dividend yield	-	-

FAIR VALUE PER OPTION GRANTED	$0.82	$0.84

Disclosure of detailed information about number of restricted share units outstanding and changes [Table Text Block]
Number of shares issued or issuable on vesting

DECEMBER 31, 2020	-

RSUs Granted	239,100

DECEMBER 31, 2021	239,100

RSUs Granted	359,723
RSUs Converted to common shares	(79,698)

DECEMBER 31, 2022	519,125

Disclosure detailed information of number of deferred share units [Table Text Block]
Number of shares issuable

DECEMBER 31, 2020	-

DSUs Granted	167,000

DECEMBER 31, 2021	167,000

DSUs Granted	138,400

DECEMBER 31, 2022	305,400